ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Voyage expenses	$ 16,785	$ 17,997
Ship operating expenses	12,208	20,741
Administrative expenses	695	1,196
Tax expenses	171	117
Interest expenses	4,691	4,688
Accrued expenses	$ 34,550	$ 44,739